Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Prepaid Expenses
Prepaid Expenses	3. Prepaid Expenses Prepaid expenses primarily consist of prepayment of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.	3. Prepaid Expenses Prepaid expenses primarily consist of prepayment of licenses and maintenance fees, or deposits with, the providers of RDC software capabilities to the Company.